SHAREHOLDERS’ DEFICIT (Details Narrative) - $ / shares		12 Months Ended
	May 11, 2023	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common stock shares authorized		40,000,000		40,000,000
Common stock par value (in Dollars per share)		$ 0.01		$ 0.01
Common stock shares issued		15,505,853		15,477,374
Common stock, shares, outstanding		15,505,853		15,477,374
Temporary Equity Shares Outstanding		1,850,147		0
Share price			$ 7.0265
Strike price		$ 7.0265
Lamf Global Ventures Corp I [Member]
Class of Stock [Line Items]
Preferred stock shares authorized		1,000,000		1,000,000
Preferred stock par value (in Dollars per share)		$ 0.0001		$ 0.0001
Preferred stock shares outstanding		0		0
Preferred stock shares issued		0		0
Warrant cannot be exercise		30 days
After the completion year		5 years
Price per warrant (in Dollars per share)		$ 0.01
Prior written notice		30 days
Number of trading days ending		10 days
Lamf Global Ventures Corp I [Member] | Warrants [Member]
Class of Stock [Line Items]
Price per share (in Dollars per share)		$ 11.50
Share price		$ 9.20
Percentage of warrant adjustment		115.00%
Strike price		$ 18.00
Percentage of warrant adjustment		180.00%
Number of trading days		20 days
Number of trading day period		30 days
Lamf Global Ventures Corp I [Member] | Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Percentage of total equity proceeds		60.00%
Lamf Global Ventures Corp I [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized		500,000,000		500,000,000
Common stock par value (in Dollars per share)		$ 0.0001		$ 0.0001
Common stock shares issued		9,539,333		1,106,000
Common stock, shares, outstanding		9,539,333		1,106,000
Temporary Equity Shares Outstanding		2,952,616		25,300,000
Converted share issued	8,433,333
Lamf Global Ventures Corp I [Member] | Common Class A [Member] | Warrants [Member]
Class of Stock [Line Items]
Volume Weighted Average Share Price		$ 9.20
Lamf Global Ventures Corp I [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized		50,000,000		50,000,000
Common stock par value (in Dollars per share)		$ 0.0001		$ 0.0001
Common stock shares issued		0		8,433,333
Common stock, shares, outstanding		0		8,433,333
Converted share issued	8,433,333
Lamf Global Ventures Corp I [Member] | Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares, outstanding	0